EVENTS DURING THE PERIOD	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
EVENTS DURING THE PERIOD

NOTE 4 – EVENTS DURING THE PERIOD

1.	On June 30, 2024, the Company entered into a Loan Agreement (the “Loan Agreement”) with Solterra Renewable Energy Ltd. (“Solterra”) and certain other lenders (collectively, the “Lenders”) pursuant to which the Lenders committed to loan Solterra the aggregate principal amount of € 500,000 (approximately $541,541) (€ 375,000 (approximately $406,156) of which was committed by the Company) with interest accruing on the principal at the rate of 7% per annum, to be paid annually beginning June 30, 2025. In the event the loan is not converted or repaid in full within 9 months from the closing date of the merger currently expected to occur with AI Conversation Systems Ltd., an Israeli company, then the interest rate shall increase from 7% to 12% per year. On July 8, 2024, the Company transferred €375,000 (approximately $406,156). The Company estimated the fair value of the Loan Agreement using a third-party appraiser by discounting the principal and interest at a discount rate of market interest for similar loans. The interest rate was determined, among other things, based on the other similar loans granted to Solterra, at 23.6% as of September 30, 2024. The Company calculated the Loan Agreement at $438,846 as of September 30, 2024.

The Company’s chairman of the board of directors is also a shareholder and director of AI Conversation Systems Ltd., that may merge with Solterra.

2.	On July 31, 2024, the Company entered into a Loan and Partnership Agreement (the “Loan and Partnership Agreement”), with Horizons RES PE1 UG (haftungsbeschränkt) & Co. KG (the “Partnership”), Solterra, and the Lenders (as defined in section 1 above), pursuant to which the Lenders committed to loan the Partnership (the “Loan”) an aggregate principal amount of € 2,080,000 (approximately $2,288,000) (€ 1,560,000 (approximately $1,716,000) of which was committed by the Company) for projects in the solar energy sector. Interest accrues on the loan at the rate of 7% per annum. The Loan matures on the earlier of (i) the sale of the Partnership or (ii) five years from the date of the Loan and Partnership Agreement.

All loans to the Partnership from Solterra will be subordinate to the Loan.

Pursuant to the Loan and Partnership Agreement, the Lenders are entitled to participation rights of 50% (of which the Company will be entitled to receive 50% thereof) of the Partnership’s profits (the “Profits”), whether directly or by way of 50% membership or ownership in the Partnership, or through legal rights for the distribution of 50% of the Partnership’s Profits where Solterra acts as a trustee on behalf of the Lenders (the “Profit Rights Alternatives”). The Lenders will decide within three months from the date of the Loan and Partnership Agreement on the chosen Profit Right Alternative.

Proceeds from the sale of a Partnership asset must first be used to repay the Lenders, pro rata with each Lender’s respective portion of the Loan.

Repayment of the Loan is secured by a lien on Solterra’s interests in the Partnership.

If a Lender defaults on a payment schedule as scheduled in the Loan and Partnership Agreement, such Lender’s rights to Profits will be proportionately decreased, based on the amount of the Loan that was actually provided by such Lender to the Partnership out of its Loan commitment amount.

As of September 30, 2024 the Company made payments in the amount of €705,000 (approximately $763,693) in connection with the Loan and Partnership Agreement and recorded interest income of $24,648.

3.	On September 26, 2024, the Company entered into a non-binding letter of intent with MitoCareX Bio Ltd (“MitoCareX”) and SciSparc Ltd. (“SciSparc”) and all other shareholders of MitoCareX (“Sellers”) pursuant to which the Company will acquire all outstanding securities of MitoCareX, from SciSparc and the Sellers thereby making it a wholly-owned subsidiary of the Company. As part of the transaction, SciSparc. will transfer 4,961 ordinary shares representing approximately 27% of SciSparc’s ownership of ordinary shares of MitoCareX to the Company for cash consideration of $700,000. Additionally, the Company will issue such number of shares of common stock for 30,477 SciSparc’s and Sellers’s holdings in MitoCareX, representing the remaining approximately 73% ownership of ordinary shares of MitroCareX, based on a valuation of MitoCareX at $5 million and the Company at $8 million.

Following the closing, the Company will grant additional shares of common stock (“Additional Shares”) to SciSparc and Sellers, totaling up to 25% of the Company’s fully diluted common stock. This grant is contingent upon the fulfillment of five eligibility milestones, which will be defined in the definitive agreements. The Additional Shares will be allocated to SciSparc and the Sellers based on their holdings in the consideration stock. If the milestones are not met by December 31, 2028, the right to these Additional Shares will expire.

If SciSparc’s ownership of the Company’s outstanding share of common stock will exceed 4.99% (including any Additional Shares it may receive), the Company will instead issue pre-funded warrants to SciSparc to purchase shares of common stock to ensure that SciSparc share ownership does not exceed 4.99%.

At the closing, one of the Sellers will enter into a new employment agreement with MitoCareX, which will include a non-competition clause. The consummation of the acquisition is contingent upon entering into a definitive agreement with customary closing conditions, including approvals from the boards and shareholders, as well as satisfactory due diligence.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)